Schedule of Investments (unaudited) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 7.5%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$4,912,980
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	13,166,541
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,276,850
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,170,182
Series A, 5.00%, 07/01/32	1,150	1,217,457
Series A, 5.00%, 07/01/33	1,600	1,683,763
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	12,025	11,576,359
Series B-2, 2.86%, 12/01/48	5,000	4,937,435
Series F, 5.50%, 11/01/53	5,000	5,056,120
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	8,340,638
County of Jefferson Alabama Sewer Revenue, Refunding RB(b)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,527,667
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,591,285
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	677,670
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,030,428
Series A, 5.00%, 12/01/34	1,380	1,401,501
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	517,087
Southeast Energy Authority A Cooperative District, RB(a)
Series A-2, 0.40%, 01/01/53	30,265	30,265,000
Series B-1, 5.00%, 05/01/53	9,375	9,214,134
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,152,998
(AGM), 5.00%, 11/01/30	2,000	2,080,466

		116,796,561

Arizona — 2.5%
Arizona Health Facilities Authority, Refunding RB, Series B, 5.00%, 02/01/33	1,810	1,817,403
Arizona Industrial Development Authority, RB(c) 4.00%, 07/01/29	650	612,282
4.50%, 07/01/29	765	729,054
4.00%, 07/01/30	620	565,131
Series A, 4.00%, 07/01/29	4,135	3,826,099
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	12,000	12,724,860
Industrial Development Authority of the City of Phoenix, RB
6.00%, 07/01/23(d)	100	101,814
Series A, 5.75%, 07/01/24(c)	325	326,482
Series A, 5.00%, 07/01/33	1,000	958,050
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	6,000	5,795,718

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	$855	$800,641
Series A, 5.00%, 01/01/31	10,000	10,368,280

		38,625,814

California — 10.1%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(b)	10,530	7,244,514
Bay Area Toll Authority, RB, 3.49%, 04/01/36(a)	3,000	2,991,726
Bay Area Toll Authority, Refunding RB(a) 2.69%, 04/01/56	4,500	4,386,699
Series E, 2.65%, 04/01/56	3,250	3,252,301
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	8,650	8,426,501
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,667,963
Series A, 5.00%, 11/15/33	1,855	1,919,806
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,668	3,115,898
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,037,452
California Municipal Finance Authority, RB, 4.00%, 10/01/23(e)	2,500	2,519,723
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,008,506
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,213,999
Series A, 5.00%, 07/01/31	1,050	1,059,311
California School Finance Authority, RB(c) 5.00%, 06/01/30	565	544,753
Series A, 5.00%, 06/01/29	280	271,461
Series A, 4.00%, 06/01/31	265	247,096
Series A, 5.00%, 06/01/32	1,100	1,072,017
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,245,643
Series A, AMT, 5.00%, 05/15/32	1,800	1,855,604
Series A, AMT, 5.00%, 05/15/33	675	694,383
Series A, AMT, 5.00%, 05/15/34	1,650	1,694,359
City of Los Angeles Department of Airports, ARB, AMT, 5.00%, 05/15/30	18,250	19,262,747
Compton Unified School District, GO, CAB(b)
Series B, (BAM), 0.00%, 06/01/33	1,000	602,052
Series B, (BAM), 0.00%, 06/01/34	1,125	665,381
Series B, (BAM), 0.00%, 06/01/35	1,000	532,294
Series B, (BAM), 0.00%, 06/01/36	1,000	499,833
El Camino Community College District Foundation, GO, CAB(b)
Series C, Election 2002, 0.00%, 08/01/30	9,090	6,819,118
Series C, Election 2002, 0.00%, 08/01/31	12,465	8,942,915
Series C, Election 2002, 0.00%, 08/01/32	17,435	11,927,388
Los Angeles Unified School District, GO, Series A, Election 2008, 4.00%, 07/01/33	3,000	3,013,962
Monterey Peninsula Community College District, Refunding GO(b)
0.00%, 08/01/30	3,500	2,516,115
0.00%, 08/01/31	5,940	4,071,145
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,210	2,314,641

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	$500	$511,780
Series A, AMT, 5.00%, 03/01/31	1,500	1,524,180
Series A, AMT, 5.00%, 03/01/32	1,000	1,010,170
Series A, AMT, 5.00%, 03/01/33	975	980,502
Series A, AMT, 5.00%, 03/01/34	1,250	1,252,436
Series A, AMT, 5.00%, 03/01/35	2,000	1,997,008
Poway Unified School District, GO(b)
Series A, Election 2008, 0.00%, 08/01/30	10,000	7,529,930
Series A, Election 2008, 0.00%, 08/01/32	12,500	8,566,612
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	993,707
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(b)	6,350	4,689,634
State of California, Refunding GO, 5.00%, 08/01/30	10,000	10,699,300
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	679,051
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(b)	7,505	5,514,434

		157,586,050

Colorado — 4.9%
Aspen Valley Hospital District, Refunding GO, 5.00%, 12/01/30	620	685,281
Central Platte Valley Metropolitan District, GO(e)
Series A, 5.13%, 12/01/23	700	713,391
Series A, 5.50%, 12/01/23	750	767,307
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,140,000
Series A, AMT, 5.00%, 12/01/33	25,000	25,240,525
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(b)	1,000	723,431
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(c)	1,185	1,109,990
Colorado Health Facilities Authority, RB 5.00%, 11/01/30	1,000	1,046,239
Series B, 2.63%, 05/15/29	2,100	1,864,330
Series D, 2.79%, 05/15/61(a)	7,695	7,558,252
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/22(e)	3,000	3,004,305
Series A, 4.00%, 08/01/37	3,000	2,626,494
E-470 Public Highway Authority, Refunding RB, Series B, 2.39%, 09/01/39(a)	1,475	1,458,545
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,537,105
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,535,937
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,381,439
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,533,483
Plaza Metropolitan District No.1, Refunding TA (c) 4.00%, 12/01/23	1,000	983,564
4.10%, 12/01/24	5,080	4,920,371

Security	Par (000)	Value

Colorado (continued)
Plaza Metropolitan District No.1, Refunding TA(c) (continued)
4.20%, 12/01/25	$5,280	$5,053,266
Tallyn’s Reach Metropolitan District No.3, GO, 5.00%, 12/01/23(c)(e)	481	489,279

		77,372,534

Connecticut — 1.0%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,153,335
(SAP), 5.00%, 06/15/31	1,125	1,179,758
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(c)	370	362,199
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(c)	225	219,825
Series G-1, 5.00%, 07/01/28(c)	300	290,778
Series G-1, 5.00%, 07/01/29(c)	300	288,331
Series G-1, 5.00%, 07/01/30(c)	300	286,199
Series G-1, 5.00%, 07/01/32(c)	425	400,263
Series G-1, 5.00%, 07/01/34(c)	355	330,449
Series I-1, 5.00%, 07/01/35	400	406,310
State of Connecticut Special Tax Revenue, RB, Series A, 5.00%, 07/01/30	3,500	3,820,789
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,366,345

		16,104,581

Delaware — 0.9%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/24	705	702,186
Series A, 5.00%, 07/01/25	805	798,007
Series A, 5.00%, 07/01/26	850	837,132
Series A, 5.00%, 07/01/27	890	869,969
Series A, 5.00%, 07/01/28	935	906,775
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,480,395
Series B, 1.25%, 10/01/40	500	455,157
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,117,124
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,179,634

		13,346,379

District of Columbia — 0.9%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	1,700	1,732,035
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	12,753,910

		14,485,945

Florida — 6.7%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	989,171
Capital Trust Agency, Inc., RB(c)
Series A, 4.00%, 06/15/29	1,675	1,526,821
Series A-1, 3.38%, 07/01/31	1,810	1,556,745
Central Florida Expressway Authority, Refunding RB Senior Lien, 5.00%, 07/01/32	1,610	1,699,999

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Central Florida Expressway Authority, Refunding RB (continued)
Senior Lien, 5.00%, 07/01/33	$2,750	$2,888,237
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,846,352
County of Broward Florida, RB, Series A, AMT, (AGM), 5.00%, 04/01/23(e)	600	603,430
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,333,475
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,693,031
County of Palm Beach Florida, RB, 5.00%, 04/01/29(c)	1,000	1,020,143
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(b)
Series B, 0.00%, 06/01/30	2,000	1,505,034
Series B, 0.00%, 06/01/31	1,295	931,633
Series B, 0.00%, 06/01/32	2,495	1,710,697
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,203,764
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(c)	7,430	6,959,287
AMT, 3.00%, 06/01/32	3,000	2,278,674
Florida Development Finance Corp., Refunding RB 4.00%, 06/01/24	105	101,857
4.00%, 06/01/25	100	94,928
4.00%, 06/01/26	110	101,913
4.00%, 09/15/30(c)	470	421,450
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	250	237,622
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/30	2,325	2,453,693
Jacksonville Port Authority, Refunding ARB(e) AMT, 4.50%, 11/01/30	2,895	2,895,000
AMT, 4.50%, 11/01/32	2,300	2,300,000
AMT, 4.50%, 11/01/33	630	630,000
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(c)	540	482,141
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	343,859
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	888,696
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,009,144
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,407,913
Palm Beach County Health Facilities Authority, RB Series A, 5.00%, 11/01/30	200	198,114
Series B, 5.00%, 05/15/31	410	392,767
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	16,805	16,821,570
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	3,825	3,870,376
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	878,681
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,322,470

Security	Par (000)	Value

Florida (continued)
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	$180	$171,416
4.00%, 12/15/28	200	180,311
4.00%, 12/15/29	215	190,485
4.00%, 12/15/30	195	170,135
4.00%, 12/15/31	205	176,005
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	487,949
Village Community Development District No.5, Refunding SAB
3.50%, 05/01/28	4,790	4,790,015
4.00%, 05/01/33	925	894,221
4.00%, 05/01/34	2,030	1,936,592

		105,595,816

Georgia — 4.6%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series B, AMT, 5.00%, 07/01/29	4,150	4,293,818
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,293,299
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,234,700
Series A, 5.00%, 05/15/30	8,000	7,904,272
Series A, 4.00%, 07/01/52(a)	3,500	3,405,661
Series A, 4.00%, 09/01/52(a)	15,000	13,740,225
Series B, 5.00%, 12/01/52(a)	20,190	19,933,183
Series C, 4.00%, 05/01/52(a)	5,360	5,008,266
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,054,232
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,059,666
Series A, 5.00%, 01/01/30	1,905	1,963,430
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,235,800
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,299,299

		71,425,851

Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	492,453
Series F, 5.00%, 01/01/30	1,160	1,144,918
Series F, 5.00%, 01/01/31	1,250	1,220,377

		2,857,748

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(c)	175	169,151

Illinois — 16.3%
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/22	14,830	14,832,462
Series C, 5.00%, 12/01/30	7,025	6,851,166
Series F, 5.00%, 12/01/22	4,760	4,760,790
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,122,766
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,543,792
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/33	5,000	5,002,945
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	4,923,990
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,207,180
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,102,742

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB
2nd Lien, 4.00%, 01/01/31	$10,375	$9,904,027
2nd Lien, 4.00%, 01/01/32	10,790	10,194,155
2nd Lien, 4.00%, 01/01/33	11,220	10,471,514
2nd Lien, 4.00%, 01/01/35	9,135	8,255,226
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	978,013
County of Cook Illinois, Refunding GO, Series C, 4.00%, 11/15/29	19,750	19,754,207
Illinois Finance Authority, RB, 5.00%, 07/01/30	1,500	1,634,682
Illinois Finance Authority, Refunding RB 5.00%, 08/15/30	4,515	4,846,338
Series A, 4.00%, 11/01/24	425	407,835
Series A, 5.00%, 11/01/26	460	438,378
Series A, 5.00%, 11/01/28	1,745	1,618,925
Series A, 5.00%, 11/01/29	1,840	1,685,304
Series A, 5.00%, 10/01/30	1,000	1,035,798
Series A, 5.00%, 11/01/30	1,935	1,754,141
Series A, 5.00%, 11/15/31	8,415	8,518,833
Series A, 4.00%, 10/01/32	1,000	965,756
Series A, 5.00%, 11/15/32	2,075	2,095,721
Series A, 4.00%, 02/01/33	11,000	10,711,954
Series A, 5.00%, 11/15/33	2,125	2,139,563
Series B, 5.00%, 08/15/30	3,205	3,284,067
Series B, 2.94%, 05/01/42(a)	1,750	1,671,329
Series C, 5.00%, 02/15/30	12,000	12,577,884
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,008,280
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,639,820
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,212,031
5.00%, 12/15/30	1,385	1,396,376
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	11,000	11,425,461
State of Illinois, GO
Series A, 5.00%, 12/01/26	10,805	10,882,537
Series A, 5.00%, 12/01/28	9,950	9,967,651
Series A, 5.00%, 03/01/32	1,500	1,497,612
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	6,980,834
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(c)	370	323,485
Winnebago & Boone Counties School District No.205 Rockford, Refunding GO
4.00%, 02/01/29	9,080	9,099,812
4.00%, 02/01/30	9,835	9,856,460

		254,581,842

Indiana — 3.0%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	10,568,260
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	490	494,552
City of Whiting Indiana, RB, Series A, AMT, 5.00%, 03/01/46(a)	5,500	5,518,266

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB
Class B, 2.54%, 03/01/39(a)	$1,050	$1,035,210
Series A, 4.00%, 05/01/23(e)	22,565	22,648,197
Series A, 4.13%, 12/01/26	3,665	3,488,622
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,046,398
5.00%, 07/01/33	1,400	1,461,135

		46,260,640

Iowa(a) — 1.5%
Iowa Finance Authority, RB, AMT, 1.50%, 01/01/42	2,750	2,664,678
PEFA, Inc., RB, 5.00%, 09/01/49	21,415	21,304,349

		23,969,027

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/24	1,550	1,551,624
City of Manhattan Kansas, RB
Class B-1, 2.88%, 06/01/28	375	325,745
Class B2, 2.38%, 06/01/27	425	370,405
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	299,585
City of Shawnee Kansas, RB, 4.00%, 08/01/31(c)	500	449,289
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,407,770

		4,404,418

Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	4,225	3,862,402
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(b)	1,230	807,815
Series C, Convertible, 6.40%, 07/01/23(f)	1,500	1,617,254
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,438,656

		13,726,127

Louisiana — 1.5%
City of Ruston Lauisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,112,420
(AGM), 5.00%, 06/01/30	1,000	1,048,524
(AGM), 5.00%, 06/01/31	1,020	1,068,020
(AGM), 5.00%, 06/01/32	1,225	1,281,399
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,034,106
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 06/01/29	710	700,455
Series A, 5.00%, 04/01/30	525	498,562
Series A, 5.00%, 06/01/31	500	479,727
Louisiana Public Facilities Authority, Refunding RB 5.00%, 05/15/29	1,235	1,281,840
5.00%, 05/15/30	990	1,023,552
3.00%, 05/15/31	2,225	1,994,701
5.00%, 05/15/32	1,485	1,520,869
5.00%, 05/15/33	2,175	2,218,230
Louisiana Stadium & Exposition District, RB, 4.00%, 07/03/23	1,000	1,002,407

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	$3,000	$3,017,121
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT, 5.00%, 04/01/23(e)	2,875	2,892,835
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(e)	1,925	1,948,150

		24,122,918

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
5.00%, 01/01/33	695	724,183
5.00%, 01/01/34	305	315,254
4.00%, 01/01/35	1,000	919,537
Maine Turnpike Authority, RB 5.00%, 07/01/29	300	327,070
5.00%, 07/01/30	275	301,910

		2,587,954

Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	310	309,065
4.90%, 07/01/30	1,315	1,303,794
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,162,362
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(c)	585	574,218
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,832,040
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,228,840
5.00%, 07/01/31	2,400	2,449,465
5.00%, 07/01/32	500	515,799
5.00%, 07/01/33	2,585	2,625,284
5.00%, 07/01/34	775	791,701
Series A, 5.00%, 01/01/31	2,865	2,885,273
Series A, 5.00%, 01/01/32	3,010	3,026,964
Series A, 5.00%, 01/01/33	3,165	3,176,635
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	4,544,725

		27,426,165

Massachusetts — 2.4%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	5,259,305
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	18,070	20,620,852
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 0.00%, 07/01/32(b)	4,000	2,622,736
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,084,142
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,060,444
Series A, 5.00%, 01/01/33	1,500	1,524,069
Series A, 5.00%, 01/01/34	2,085	2,106,843
Series A, 5.00%, 01/01/35	2,000	2,011,818

		37,290,209

Security	Par (000)	Value

Michigan — 2.6%
City of Detroit Michigan, GO 5.00%, 04/01/26	$735	$736,086
5.00%, 04/01/27	580	578,553
5.00%, 04/01/28	665	660,187
5.00%, 04/01/29	665	656,535
5.00%, 04/01/30	510	500,736
5.00%, 04/01/31	735	718,108
5.00%, 04/01/32	625	607,746
5.00%, 04/01/33	830	803,725
Michigan Finance Authority, Refunding RB 5.00%, 08/15/23(e)	2,105	2,134,175
5.00%, 04/15/30	4,000	4,350,120
2.99%, 04/15/47(a)	16,595	16,848,920
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	985	906,465
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/32	2,000	1,934,872
AMT, 4.00%, 10/01/61(a)	1,730	1,644,915
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	1,260	1,233,885
5.00%, 11/15/34	1,410	1,349,401
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,159,246
Series A, 5.00%, 07/01/32	1,430	1,487,480
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	884,349

		40,195,504

Minnesota — 0.4%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,084,139
Sartell-St Stephen Independent School District No.748, GO, CAB(b)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	2,853,835
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,520,596
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	956,020

		6,414,590

Mississippi — 1.3%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,358,446
Series A, (AGM), 5.00%, 03/01/31	1,595	1,648,895
Series A, (AGM), 5.00%, 03/01/32	2,000	2,065,260
Series A, (AGM), 5.00%, 03/01/33	1,275	1,314,170
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,454,243

		19,841,014

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/01/30	3,000	3,026,112
5.00%, 05/15/31	1,175	1,218,487
4.00%, 05/15/32	1,680	1,651,279
4.00%, 05/15/33	2,000	1,940,908
Series A, 4.00%, 11/15/33	2,010	1,912,207
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	970	836,722

		10,585,715

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	$10,050	$9,462,316

Nebraska — 0.0%
Elkhorn School District, GO
4.00%, 12/15/32	325	323,704
4.00%, 12/15/33	375	368,615

		692,319

Nevada — 1.2%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	17,710	17,541,047
State of Nevada Department of Business & Industry, RB(c)
Series A, 5.00%, 07/15/27	335	325,432
Series A, 4.50%, 12/15/29	540	516,442

		18,382,921

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	272,881
4.00%, 01/01/29	300	284,516
4.00%, 01/01/30	280	263,125
Class A, AMT, 2.62%, 10/01/33(a)	7,180	7,020,166
Series A, AMT, 4.00%, 11/01/27(c)	2,205	2,066,374

		9,907,062

New Jersey — 14.5%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	168,174
(AGM), 4.00%, 04/01/31	175	172,148
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.00%, 11/01/22	1,390	1,390,000
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(d)	750	757,386
New Jersey Economic Development Authority, ARB AMT, 5.25%, 09/15/29	6,500	6,323,323
Series A, AMT, 5.63%, 11/15/30	1,740	1,744,867
Series B, AMT, 5.63%, 11/15/30	1,315	1,284,909
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(c)	595	538,760
Series A, 4.00%, 07/01/29	350	336,747
Series A, 5.00%, 06/15/32	4,500	4,583,160
Series C, 5.00%, 06/15/32	3,600	3,666,528
Series DDD, 5.00%, 06/15/35	2,000	2,005,868
Series QQQ, 5.00%, 06/15/30	600	624,082
AMT, 5.00%, 01/01/28	4,705	4,667,812
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,005,638
5.00%, 01/01/29	2,280	2,282,029
(AGM), 5.00%, 06/01/30	1,500	1,507,854
(AGM), 5.00%, 06/01/31	1,750	1,757,310
(AGM), 4.00%, 06/01/32	2,125	1,934,900
Series MMM, 4.00%, 06/15/35	5,000	4,524,280
Sub-Series A, 4.00%, 07/01/32	9,855	9,186,821
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,375,024
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	4,447,495

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	$5,860	$5,669,738
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,512,354
5.00%, 07/01/29	4,150	4,299,052
5.00%, 07/01/30	3,500	3,613,716
Series A, 5.00%, 07/01/30	11,245	11,748,461
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,600,358
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,289,346
Series A, AMT, 4.00%, 12/01/32	1,575	1,531,532
Series A, AMT, 4.00%, 12/01/33	1,265	1,207,728
Series A, AMT, 4.00%, 12/01/34	630	596,211
Series A, AMT, 4.00%, 12/01/35	630	592,977
Series B, AMT, 5.00%, 12/01/23	50	50,496
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/23	215	217,131
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, AMT, 3.80%, 10/01/32	10,165	9,296,655
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,357,897
Series AA, 5.25%, 06/15/28	4,500	4,638,838
Series BB, 5.00%, 06/15/30	1,500	1,555,110
Series C, 5.25%, 06/15/32	10,000	10,142,440
Series D, 5.00%, 06/15/32	5,000	5,033,230
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	6,781,863
Series A, 5.00%, 12/15/30	21,325	22,017,444
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,216,585
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	504,812
State of New Jersey, GO, Series A, 4.00%, 06/01/30	30,000	30,229,830
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,168,293
Series A, 5.00%, 06/01/32	8,270	8,376,493
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(e)	3,450	3,550,723

		226,084,428

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	433,384
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	255	246,241
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	80	75,986
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	240	230,295
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	405	383,894

		1,369,800

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 4.4%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	$470	$474,278
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	4,361,055
Series A, (AGM), 5.00%, 04/01/35	4,385	4,569,661
Genesee County Funding Corp., Refunding RB, Class A, 5.00%, 12/01/30	500	514,813
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	209,531
5.00%, 06/01/31	300	313,582
5.00%, 06/01/32	100	104,084
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 2.84%, 11/01/32(a)	2,875	2,590,806
Series A, 0.00%, 11/15/30(b)	13,000	9,200,789
Sub-Series C-1, 5.00%, 11/15/34	10,000	9,847,860
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,284,517
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	9,000	8,493,813
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	5,500	4,792,964
Series A, AMT, 4.00%, 07/01/33	6,000	5,319,504
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	8,140	7,615,817
AMT, 4.00%, 10/31/34	350	294,061
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	344,220
Series A, AMT, 5.00%, 12/01/29	235	230,444
Series A, AMT, 5.00%, 12/01/30	250	243,470
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	3,874,164

		68,679,433

North Carolina — 1.7%
City of Charlotte North Carolina, GO
Series A, 5.00%, 06/01/28	330	358,357
Series A, 5.00%, 06/01/29	350	384,474
Series A, 5.00%, 06/01/30	485	537,920
North Carolina Medical Care Commission, RB 4.00%, 09/01/33	175	157,679
4.00%, 09/01/34	185	164,213
Series A, 4.00%, 10/01/27	600	578,045
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 2.69%, 12/01/34	7,000	6,672,876
Series A, 2.69%, 12/01/41	17,845	17,565,654

		26,419,218

Ohio — 1.4%
Akron Bath Copley Joint Township Hospital District, Refunding RB, 5.00%, 11/15/30	1,010	1,076,708
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	443,927
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(a)	6,000	5,756,298
Ohio Air Quality Development Authority, Refunding RB 3.25%, 09/01/29	4,450	3,958,907

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB (continued)
4.00%, 09/01/30(a)	$1,650	$1,609,514
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,489,004
Ohio State University, RB, 5.00%, 12/01/30	3,320	3,677,929
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,664,842
AMT, (AGM), 5.00%, 12/31/30	2,400	2,453,719

		22,130,848

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB 5.00%, 09/01/27	2,100	2,155,954
5.00%, 09/01/28	2,000	2,047,958
5.00%, 09/01/29	2,150	2,196,773
5.00%, 09/01/30	5,130	5,224,972
Oklahoma Capitol Improvement Authority, RB,
Series B, 5.00%, 07/01/30	2,150	2,324,918

		13,950,575

Oregon — 0.9%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,610,688
Oregon State Facilities Authority, Refunding RB, Class B, 5.00%, 06/01/30	4,750	4,984,531
Port of Morrow Oregon, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,188,088
Series D, 4.00%, 12/01/30	880	865,237

		14,648,544

Pennsylvania — 17.5%
Allegheny County Hospital Development Authority, RB, Series D2, 2.94%, 11/15/47(a)	5,205	5,220,740
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,170,528
Series A, 5.00%, 04/01/34	3,345	3,396,854
Series A, 5.00%, 04/01/35	1,000	1,010,668
Allentown City School District, Refunding GO, Series B, (BAM, SAW), 5.00%, 02/01/31	4,000	4,222,272
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/23	160	159,438
5.00%, 05/01/28	835	821,780
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	461,650
5.00%, 05/01/30	450	462,011
Bucks County Industrial Development Authority, RB 5.00%, 07/01/29	555	531,535
5.00%, 07/01/30	700	665,137
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,010,132
Series A, 5.00%, 10/01/32	1,450	1,513,465
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(c)	219	212,087
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,357,440
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	9,790,531
(AGM), 4.00%, 08/01/32	6,000	5,996,778

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania, Refunding GO (continued)
Series A, 5.00%, 08/01/30	$4,500	$4,743,760
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,796,414
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,211,290
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(a)	20,000	21,304,460
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	7,081,928
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	570	570,648
5.00%, 01/01/30	1,285	1,285,705
5.00%, 01/01/32	1,510	1,508,129
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,247,511
East Hempfield Township Industrial Development Authority, RB(e)
5.00%, 07/01/23	1,280	1,294,917
5.00%, 07/01/25	825	858,859
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,132,844
Series A-2, 5.00%, 02/15/34	1,750	1,793,410
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,368,841
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	153,485
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	15,000	13,915,260
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,561,977
4.00%, 09/01/36	1,500	1,335,603
Series A, 5.00%, 09/01/31	1,750	1,791,547
Series A, 5.00%, 09/01/32	1,315	1,339,984
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,933,074
Series A, 5.25%, 01/15/25(e)	3,250	3,380,062
Northampton County General Purpose Authority, RB, Series A, 5.00%, 08/15/23(e)	10,000	10,139,500
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,638,442
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	2,647,930
AMT, 5.00%, 12/31/29	5,000	5,042,300
AMT, 5.00%, 12/31/30	13,100	13,129,671
AMT, 5.00%, 12/31/34	16,500	16,222,338
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,640,400
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	8,287,702
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	437,620
5.00%, 05/01/31	1,275	1,309,231
4.00%, 05/01/32	3,000	2,593,092

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued)
5.00%, 05/01/32	$1,750	$1,788,901
5.00%, 05/01/33	3,320	3,381,291
5.00%, 05/01/35	1,000	1,011,387
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 1.90%, 04/01/30	1,625	1,364,181
Series 137, 1.95%, 10/01/30	875	727,864
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	7,952,247
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	862,693
Series B, 5.00%, 12/01/30	620	671,352
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,096,915
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,193,900
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,100,084
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/32	1,000	1,030,085
2nd Series, 5.00%, 12/01/35	2,005	2,037,258
2nd Sub Series, 5.00%, 12/01/33	1,815	1,860,106
2nd Sub Series, 5.00%, 12/01/34	1,500	1,530,137
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,137,596
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	318,466
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	862,525
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	438,679
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	220,283
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,352,665
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	474,616
Series A, (GTD), 4.00%, 07/01/33	440	412,998
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	125,080
Series A, 4.00%, 11/15/28	105	99,869
Series A, 4.00%, 11/15/29	140	129,895
Series A, 4.00%, 11/15/30	190	174,331
Series A, 4.00%, 11/15/31	200	181,169
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,559,854
(BAM), 5.00%, 08/15/31	5,000	5,265,470
(BAM), 5.00%, 08/15/32	17,945	18,817,253

		273,880,130

Puerto Rico(b) — 4.1%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/31	38,523	23,691,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB
Series A-1, Restructured, 0.00%, 07/01/29	14,055	9,769,040
Series A-1, Restructured, 0.00%, 07/01/33	43,149	23,354,353

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB (continued)
Series B-1, Restructured, 0.00%, 07/01/31	$5,755	$3,531,153
Series B-1, Restructured, 0.00%, 07/01/33	6,477	3,520,845

		63,866,959

Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,508,373
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,007,451
Series A, AMT, 5.00%, 12/01/30	1,300	1,341,367
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,763,940
Series A, 5.00%, 06/01/29	4,500	4,512,478
Series A, 5.00%, 06/01/30	4,215	4,223,308

		16,356,917

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,086,790
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	2,924,692

		13,011,482

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,783,238
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,257,631
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,320,419
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	5,000	4,675,450
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	4,870,560

		18,907,298

Texas — 13.1%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,260	2,878,926
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(e)	4,275	4,457,027
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	12,673,587
Series C, 5.00%, 08/15/33	14,000	14,154,588
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,055,622
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	990,937
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	1,900	1,849,872
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,272,356
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,229,150
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,620,789

Security	Par (000)	Value

Texas (continued)
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	$1,650	$1,679,416
Clifton Higher Education Finance Corp., Refunding RB
Series A, 3.10%, 12/01/22	165	164,802
Series A, (PSF), 4.00%, 08/15/31	1,250	1,257,411
Series A, 3.95%, 12/01/32	1,800	1,615,133
County of Nueces Texas, Refunding GO 4.00%, 02/15/33	1,165	1,147,255
4.00%, 02/15/35	725	697,685
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	5,000	5,335,290
DeSoto Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	3,980	4,314,543
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	496,335
Series B, 6.38%, 01/01/33	460	460,113
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,096,942
Series A, 5.00%, 01/01/33	1,090	1,000,587
Series A, 5.00%, 06/01/33	3,000	2,730,714
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF), 0.00%, 08/15/24(e)	4,610	2,888,770
Series D, (PSF), 0.00%, 08/15/31	1,200	819,734
Series D, (PSF), 0.00%, 08/15/32	1,875	1,209,853
Matagorda County Navigation District No.1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	25,586,421
Series B-2, 4.00%, 06/01/30	12,995	12,299,365
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	9,459,800
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(b)(e)	21,370	14,387,924
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	3,805	3,574,215
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(c)	335	313,651
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	2,954,406
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	4,572,220
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 05/15/23(e)	15,920	15,993,031
Series B, 5.00%, 07/01/35	6,000	6,132,792
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,004,160
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	15,935	15,951,110
5.00%, 12/15/32	5,000	4,945,160
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,649,970
Texas Water Development Board, RB, 5.00%, 10/15/30	3,850	4,262,666

		205,184,328

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	$5,000	$5,038,895

Virginia — 0.3%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	479,788
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(e)	2,000	2,036,356
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(c)	1,000	896,145
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	1,650	1,604,754

		5,017,043

Washington — 2.3%
County of King WA Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.47%, 01/01/40(a)	5,750	5,600,782
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,764,173
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,038,340
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	9,681,643
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	4,990	4,303,965
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,001,469
5.00%, 07/01/33	1,100	1,100,368
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,042,953
Series A, 5.00%, 01/01/32	1,140	1,187,106

		36,720,799

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,005,536
Series A, 5.00%, 06/01/33	1,100	1,119,951

		3,125,487

Wisconsin — 2.9%
Public Finance Authority Refunding RB, Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,681,512
Public Finance Authority, RB(c) 4.00%, 06/15/30	1,520	1,337,842
5.00%, 01/01/31	650	638,601
Class A, 5.00%, 06/15/31	720	672,377
Series A, 4.00%, 07/15/29	645	586,784
Series A, 4.00%, 03/01/30	1,305	1,206,230
Series A, 3.75%, 06/01/30	345	308,609
Public Finance Authority, Refunding RB 3.00%, 12/01/26	250	230,908
4.00%, 09/01/29(c)	375	325,777
4.00%, 10/01/41(a)	7,000	6,827,576
AMT, 2.63%, 11/01/25	3,000	2,835,306
Series B, AMT, 5.25%, 07/01/28	2,250	2,255,369
State of Wisconsin, GO, Series A, 2.66%, 05/01/25(a)	8,960	8,882,451

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/35	$2,500	$2,609,970
Series C-4, 2.89%, 08/15/54(a)	8,200	8,189,348
Wisconsin Housing & Economic Development Authority, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	6,286,782

		44,875,442

Total Municipal Bonds — 142.2% (Cost: $2,360,353,462)		2,223,484,797

Municipal Bonds Transferred to Tender Option Bond Trusts(g)(h)

Colorado — 5.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/29(a)	33,820	33,665,445
Series A, AMT, 4.25%, 11/15/30	35,210	35,049,092
Series A, AMT, 4.25%, 11/15/31	8,085	8,048,052
Series A, AMT, 4.25%, 11/15/32	2,230	2,219,809

		78,982,398

Florida — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,119,917
Series Q-1, 4.00%, 10/01/30	18,095	18,010,777
Series Q-1, 4.00%, 10/01/31	18,820	18,732,395
Series Q-1, 4.00%, 10/01/32	19,575	19,483,873
Series Q-1, 4.00%, 10/01/33	20,355	20,260,251

		93,607,213

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0% (Cost: $173,414,623)		172,589,611

Total Long-Term Investments — 153.2% (Cost: $2,533,768,085)		2,396,074,408

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(i)(j)	51,984,679	$51,979,481

Total Short-Term Securities — 3.3% (Cost: $51,988,116)		51,979,481

Total Investments — 156.5% (Cost: $2,585,756,201)		2,448,053,889

Liabilities in Excess of Other Assets — (1.2)%		(18,383,509)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.4)%		(115,985,626)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.9)%		(749,744,428)

Net Assets Applicable to Common Shares — 100.0%		$1,563,940,326

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2022 to October 1, 2029, is $119,256,049.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$53,019,664	$—	$(1,015,590	)(a)	$(14,849)	$(9,744)	$51,979,481	51,984,679	$241,401	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,223,484,797	$—	$2,223,484,797
Municipal Bonds Transferred to Tender Option Bond Trusts	—	172,589,611	—	172,589,611
Short-Term Securities
Money Market Funds	51,979,481	—	—	51,979,481

	$51,979,481	$2,396,074,408	$—	$2,448,053,889

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(115,589,985)	$—	$(115,589,985)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(865,589,985)	$—	$(865,589,985)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12